CENTRE FUNDS – N-CEN for Period Ended September 30, 2019

Item G.1.a.vi, Mergers

Form of Agreement and Plan of Reorganization of the SkyBridge Dividend Value Fund (the “Target Fund”), a series of FundVantage Trust (the “Trust”), into the Centre Global Infrastructure Fund (the “Acquiring Fund”), a series of Centre Funds, is incorporated herein by reference to Registrant’s Registration Statement on Form N-14, filed on April 18, 2019, accession number: 0000919574-19-002986.